13. Convertible Promissory Note (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Convertible Promissory Note Details Narrative
Investment in convertible notes	$ 1,604,879	$ 0
Principal interest	1,500,000
Accrued interest	$ 104,879
Warrant exercise	5,390,000
Exercise price per share	$ 0.50
Diluted common stock outstanding	1,119,130,554